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                              SPDR(R) SERIES TRUST

                         Supplement Dated April 29, 2009
                                     to the
                        Prospectus Dated October 31, 2008

                     SPDR(R) S&P(R) AEROSPACE & DEFENSE ETF
                   SPDR(R) S&P(R) BUILDING & CONSTRUCTION ETF
                      SPDR(R) S&P(R) COMPUTER HARDWARE ETF
                      SPDR(R) S&P(R) COMPUTER SOFTWARE ETF
                    SPDR(R) S&P(R) HEALTH CARE EQUIPMENT ETF
                     SPDR(R) S&P(R) HEALTH CARE SERVICES ETF
                         SPDR(R) S&P(R) LEISURETIME ETF
                 SPDR(R) S&P(R) OUTSOURCING & IT CONSULTING ETF
                           SPDR(R) S&P(R) TELECOM ETF
                        SPDR(R) S&P(R) TRANSPORTATION ETF

All above-listed ETFs are not yet in operation and thus are not currently offered by the SPDR Series Trust.

The ticker symbol KME should appear throughout the Prospectus as the correct ticker symbol for SPDR(R) KBW Mortgage Finance(SM) ETF

SPDRSTSUPP3